Cash and short-term deposits	12 Months Ended
Dec. 31, 2019
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Cash and short-term deposits
16. Cash and short-term deposits

	December 31,
	2018	2019
Cash at banks and on hand	5,344	15,803
Short-term deposits	19,698	544

	25,042	16,347
Cash at banks earns interest at floating rates based on daily bank deposit rates, with maturity of three months or less. Short-term deposits are available immediately and earn fixed interest at the respective short-term deposit rates and are held in a diversified portfolio of counterparties.